Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Sep. 01, 2023
John Hancock Preferred Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	John Hancock Preferred Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024July 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is an ETF, which is a fund that trades like other publicly-traded securities. The fund is not an index fund. The fund is actively managed and does not seek to replicate the performance of a specified index.Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred stocks and other preferred securities. Preferred stocks and preferred securities include, but are not limited to, convertible preferred securities, corporate hybrid securities, Trust Preferred Securities (defined below), cumulative and non-cumulative preferred stock, and depositary shares of preferred stock. Preferred securities generally pay fixed or adjustable-rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company’s assets, but are generally junior to all forms of the company’s debt, including both senior and subordinated debt.The manager focuses on sector allocation, industry allocation and security selection in making investment decisions and looks to invest in securities that may be undervalued relative to similar securities in the marketplace.Preferred securities held by the fund may have debt and equity characteristics. In addition, certain preferred securities held by the fund may be issued by trusts or other special purpose entities created by companies, such as bank holding companies, specifically for the purpose of issuing such securities (Trust Preferred Securities).The fund may invest up to 20% of its net assets in common stocks or other equity securities that are not considered preferred securities and in debt securities with ratings equivalent to those of the preferred securities in which the fund may invest. Debt securities in which the fund may invest include corporate bonds and high yield securities. In addition, the fund may invest in contingent convertible securities (CoCos).The fund will invest at least 50% of its net assets in preferred securities and other fixed-income securities that are rated investment grade (i.e., at least “Baa3” by Moody’s Investors Service, Inc. (Moody’s) or “BBB–” by S&P Global Ratings (S&P) and Fitch Ratings (Fitch) or by any nationally recognized statistical ratings organization (NRSRO), or in unrated securities determined by the manager to be of comparable credit quality.The fund can invest up to 50% of its net assets in preferred securities and other fixed income securities that are rated below investment grade by either S&P, Fitch, Moody’s or by any NRSRO or in comparable unrated securities. Below investment grade securities must be rated “B” or higher by either S&P, Fitch, Moody’s or by any NRSRO (or determined to be of comparable quality). These investment policies are based on credit quality ratings at the time of acquisition.The fund may invest in common and preferred securities issued by real estate investment trusts (REITs).The fund will concentrate its investments in the group of industries that comprise the utilities and the communication sectors. In addition, the fund will concentrate its investments in the group of industries that comprise the financials sector.Although the fund invests typically in the securities of U.S. issuers, the fund may invest up to 20% of its total assets in securities of corporate and governmental issuers located outside the United States that are traded or denominated in U.S. dollars.The fund may engage in derivative transactions. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include futures contracts on securities and indexes; options on futures contracts, securities, and indexes; interest-rate, foreign currency, and credit default swaps; and foreign currency forward contracts.Due to the nature of certain of the fund’s investments, the fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities.
Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website,jhinvestments.com, or by calling888-972-8696between 8:30 a.m. and 5:00 p.m., Eastern time, on most Business Days (as defined herein).Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return through:Q2 20230.52%Best quarter:Q3 2022-0.08%Worst quarter:Q2 2022-6.89%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
John Hancock Preferred Income ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
John Hancock Preferred Income ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
John Hancock Preferred Income ETF | Active Trading Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active trading market risk. Active trading markets for fund shares may not be developed or maintained by market makers or authorized participants. Market makers are not obligated to make a market in the fund’s shares or to submit purchase or redemption orders for creation units.
John Hancock Preferred Income ETF | Authorized Participant Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized participant concentration risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (NAV) and may face delisting.
John Hancock Preferred Income ETF | Cash Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash transactions risk. Under certain circumstances, the fund intends to effect some or all of its creation and redemption transactions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that effects all of its creation and redemption transactions in-kind. In order to obtain the cash needed to distribute redemption proceeds, the fund may be required to sell portfolio securities which may cause the fund to recognize capital gains or losses and incur higher brokerage costs. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover these costs and expenses, the fund’s NAV could be negatively impacted.
John Hancock Preferred Income ETF | Changing Distribution Levels Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
John Hancock Preferred Income ETF | Communication Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Communication sector risk. Because the fund may be concentrated in securities of companies in the communication sector, any market price movements, regulatory or technological changes, or economic conditions affecting companies in the communication sector may have a significant impact on the fund’s performance.
John Hancock Preferred Income ETF | Contingent Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Contingent convertible securities risk. Contingent convertible securities have unique equity conversion or principal write-down features that involve additional risks, which may include cancellation of interest payments by the issuer or a regulatory authority; subordination to other creditors due to either a liquidation or other bankruptcy-related event or a conversion of the security from debt to equity; and a write-down of the security’s principal amount.
John Hancock Preferred Income ETF | Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible securities risk. Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.
John Hancock Preferred Income ETF | Corporate Hybrid Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Corporate hybrid securities risk. Although a corporate hybrid security may be considered an equity security within an issuer’s capital structure, a hybrid security may exhibit characteristics to a debt security, convertible security or other evidence of indebtedness on which the value of the interest, or principal of which, is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency or interest rate). Hybrid securities may be functionally equivalent to preferred stock and are issued and trade in a manner similar to traditional perpetual preferred stock. Such hybrid securities may have a lower par amount, may allow the issuer to defer interest or dividend payments and may be equal to preferred shares or the lowest level of subordinated debt in terms of claims to an issuer’s assets in the event of liquidation. Also, the price of a hybrid security and any applicable reference instrument may not move in the same direction or at the same time.
John Hancock Preferred Income ETF | Credit And Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
John Hancock Preferred Income ETF | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Foreign currencies may decline in value, which could negatively impact performance.
John Hancock Preferred Income ETF | Economic And Market Events Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
John Hancock Preferred Income ETF | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
John Hancock Preferred Income ETF | ETF Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ETF trading risk. The market price of shares may include a bid-ask spread (the difference between the prices at which investors are willing to buy and sell shares), which may vary over time and may increase for various reasons, including decreased trading volume or reduced market liquidity.
John Hancock Preferred Income ETF | Financial Services Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Financial services sector risk. Financial services companies can be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors.
John Hancock Preferred Income ETF | Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.
John Hancock Preferred Income ETF | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
John Hancock Preferred Income ETF | Hedging Derivatives And Other Strategic Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps; foreign currency forward contracts; foreign currency swaps; futures contracts; interest-rate swaps; and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.
John Hancock Preferred Income ETF | Industry Or Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely since it is more susceptible to market, economic, political, regulatory, and other conditions and risks affecting that industry or sector than a fund that invests more broadly across industries and sectors.
John Hancock Preferred Income ETF | LIBOR Discontinuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	LIBOR discontinuation risk. The publication of the London Interbank Offered Rate (LIBOR), which many debt securities, derivatives and other financial instruments traditionally utilized as the reference or benchmark rate for interest rate calculations, was discontinued for most liquid U.S. maturities on June 30, 2023. It is possible that a subset of U.S. dollar LIBOR settings will continue to be published on a “synthetic” basis. However,the discontinuation of LIBOR and a transition to replacement rates may lead to volatility and illiquidity in markets, especially if an orderly transition to an alternative reference rate is not completed in a timely manner. The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
John Hancock Preferred Income ETF | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
John Hancock Preferred Income ETF | Lower Rated And High Yield Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
John Hancock Preferred Income ETF | Operational And Cybersecurity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
John Hancock Preferred Income ETF | Preferred Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred stock risk. Preferred stock generally ranks senior to common stock with respect to dividends and liquidation but ranks junior to debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock may be subject to optional or mandatory redemption provisions. To the extent the fund invests in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to holders of such securities upon default, the amount of income earned by the fund may be adversely affected. With respect to depositary shares of preferred stock, the fund may only be entitled to a portion of the interest of a holder of preferred stock directly.
John Hancock Preferred Income ETF | Premium Discount Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Premium/discount risk. The NAV of the fund and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of the fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Given the nature of the relevant markets for certain of the fund’s securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
John Hancock Preferred Income ETF | Real Estate Investment Trust Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real estate investment trust (REIT) risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
John Hancock Preferred Income ETF | Trading Issues Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Trading issues risk. Trading in shares on NYSE Arca, Inc. (NYSE Arca) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the fund will continue to be met.
John Hancock Preferred Income ETF | Trust Preferred Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Trust preferred securities risk. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a fund, to sell their holdings. The condition of the financial institution is looked at to identify the risks of the trust preferred securities as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a fund.
John Hancock Preferred Income ETF | Utilities Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Utilities sector risk. Companies in the utilities sector may be affected by general economic conditions, supply and demand, financing and operating costs, rate caps, interest rates, liabilities arising from governmental or civil actions, consumer confidence and spending, competition, resource conservation and depletion, man-made or natural disasters, geopolitical events, and environmental and other government regulations.
John Hancock Preferred Income ETF | N/A
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.49%
Other expenses	rr_OtherExpensesOverAssets	1.13%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.08%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.54%
1 year	rr_ExpenseExampleYear01	$ 55
3 years	rr_ExpenseExampleYear03	405
5 years	rr_ExpenseExampleYear05	779
10 years	rr_ExpenseExampleYear10	$ 1,831
2022	rr_AnnualReturn2022	(9.99%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return through:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	(0.08%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.89%)
1 year	rr_AverageAnnualReturnYear01	(9.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2021
John Hancock Preferred Income ETF | Return After Taxes on Distributions | N/A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(11.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.25%)
John Hancock Preferred Income ETF | Return After Taxes on Distributions and Sale of Shares | N/A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.93%)
John Hancock Preferred Income ETF | ICE BofA U.S. All Capital Securities Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(14.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.36%)

[1]	“Other expenses” have been restated to reflect contractual fee rate changes.
[2]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.54% of average daily net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2024, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.